Income Taxes - Schedule of Deferred Tax Relates to the Consolidated Statement of Operations (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Tax losses (non capital)	$ (15,640)	$ 42,309	$ (38,535)
Tax losses (capital)	(42,503)	(7,312)	(81)
Research and development expenses	306	15,381	8,607
Unrealized loss on exchange rate	(2)	1,434	(568)
Undeducted financing expenses	484	1,017	327
Right of use liabilities	5,271	3,007	709
Share based payments		350	11
Penalty Prepayment	2,382	2,613	(7,186)
Interest expenses carried forward	2,455	1,424	(1,592)
Non-deductible provisions	4,018	(5,958)	625
Donations	263	(270)
Intangible assets	418	12,544	1,037
Capital Assets	(151)	(317)	435
Start-up expense	128	825	274
Other		246	(50)
Total deferred tax assets	(42,571)	67,293	(35,987)
Capital assets	(189)	(2,607)	(2,528)
Intangible assets	42	(5)	(5)
Right of use assets	116	(1,463)	(3,877)
Trade and other payables		(892)	(12)
Unrealized gain on exchange rate	1,166	40	(127)
Other	(8)	8
Total deferred tax liabilities	1,127	(4,919)	(6,549)
Deferred tax assets	(41,444)	62,374	(42,540)
Unrecognized deferred tax assets	41,730	(62,256)	42,475
Net Deferred tax	$ 286	$ 118	$ (65)